--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
600 DRESHER ROAD, HORSHAM, PA 19044
--------------------------------------------------------------------------------
SUPPLEMENT DATED NOVEMBER 21, 1997
TO PROSPECTUS DATED MAY 1, 1997
--------------------------------------------------------------------------------

  The Prospectus is being amended and supplemented to (i) reflect a change of control of OpCap Advisors, the investment adviser to the Value Equity and Small Capitalization Funds of the Penn Series Funds, Inc. (the "Company"); (ii) reflect a change of control of Robertson Stephens Investment Management, Inc., the investment sub-adviser to the Emerging Growth Fund; and (iii) provide updated unaudited financial highlights for each of the Funds.

                                --------------

  On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management, through various subsidiaries, and its affiliates acquired control of Oppenheimer Capital and its subsidiary OpCap Advisors, the investment adviser to the Value Equity and Small Capitalization Funds of the Company and a new Investment Advisory Agreement (on identical terms as the previous Investment Advisory Agreements) between the Company and OpCap Advisors became effective. The new Investment Advisory Agreement was approved by the shareholders of the Value Equity and Small Capitalization Funds at a Special Meeting of Shareholders held on October 10, 1997.

  Pursuant to the above transaction, Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in OpCap Advisors. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P. ("PIMCO GP"), general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

  PIMCO G.P. owns approximately 42.83% and 66.37% respectively of the total outstanding Class A and Class B units of limited partnership interest ("Units") of PIMCO Advisors and is PIMCO Advisors' sole general partner. PIMCO GP is a California general partnership with two general partners. The first of these is Pacific Investment Management Company, which is a California Corporation wholly-owned by Pacific Financial Asset Management Company, a direct subsidiary of Pacific Life Insurance Company ("Pacific Life").

  PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company, is the second, and managing general partner of PIMCO GP. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson Jr., William C. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III.

  PIMCO Advisors is governed by an Operating Board and an Equity Board. Governance matters are allocated generally to the Operating Board and the Operating Board delegates to the Operating Committee the authority to manage day-to-day operations of PIMCO Advisors. The Operating Board is composed of twelve members, including the chief executive officer of the PIMCO Subpartnership as Chairman and six PIMCO Managers designated by the PIMCO Subpartnership.

  The authority of PIMCO Advisors' Operating Board and Operating Committee to take certain specified actions is subject to the approval of PIMCO Advisors' Equity Board. Equity Board approval is required for certain major transactions (e.g., issuance of additional PIMCO Advisors' Units and appointment of PIMCO Advisors' chief executive officer). In addition, the Equity Board has jurisdiction over matters such as actions which would have material effect upon PIMCO Advisors' business taken as a whole and (after an appeal from an Operating Board decision) matters likely to have a material adverse economic effect on any subpartnership of PIMCO Advisors. The Equity Board is composed of twelve members, including the chief executive officer of PIMCO Advisors, three members designated by a subsidiary of Pacific Life, the chairman of the Operating Board and two members designated by PPLLC.

  Because of its power to appoint (directly or indirectly) seven of the twelve members of the Operating Board as described above, the PIMCO Subpartnership may be deemed to control PIMCO Advisors. Because of direct or indirect power to appoint 25% of the members of the Equity Board, (1) Pacific Life and (ii) the PIMCO Managers and/or the PIMCO Subpartnership may each be deemed, under applicable provisions of the Investment Company Act, to control PIMCO Advisors. Pacific Life, the PIMCO Subpartnership and the PIMCO Managers disclaim such control.
                                --------------

  On October 1, 1997, BankAmerica Corporation ("BankAmerica") acquired Robertson, Stephens & Company Group LLC ("RS Group") and Robertson Stephens & Company, Inc. ("RS&Co."), the parent entities of Robertson Stephens Investment Management, Inc. ("RSIM"), the investment sub-adviser to the Emerging Growth Fund. Pursuant to this acquisition, RS Group and RS&Co. have been merged with and into Robertson Stephens Investment Management Co., a wholly owned subsidiary of BankAmerica. Accordingly, RSIM, now known as RS Investment Management, Inc., is a wholly-owned, indirect subsidiary of BankAmerica. BankAmerica is a global financial services company with approximately $250 billion in assets and an equity capital base of approximately $20 billion.

                                --------------

  The following paragraph and tables are added under the heading "Financial Highlights" on page 3 of the Prospectus:

  The following tables provide unaudited financial highlights for the Growth Equity, Value Equity, Small Capitalization, Flexibly Managed, International, Quality Bond, High Yield Bond, and Money Market Funds for the six month period ended June 30, 1997. These unaudited financial highlights are part of the unaudited financial statements which are included in the Semi-Annual reports to variable insurance contract owners that invest in Penn Mutual Variable Annuity Account III and Penn Mutual Variable Life Account I of The Penn Mutual Life Insurance Company and PIA Variable Annuity Account I of The Penn
Insurance and Annuity Company and incorporated by reference in the Statement of Additional Information. The following tables also provide unaudited financial highlights for the Emerging Growth Fund for the period of May 1,
1997 (commencement of operations) through September 30, 1997. These unaudited financial highlights are part of the Emerging Growth Fund's unaudited financial statements which are contained in the Statement of Additional Information.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

The tables below set forth financial data for a share outstanding throughout the period.

                         GROWTH EQUITY   HIGH YIELD BOND   MONEY MARKET   QUALITY BOND
                             FUND             FUND             FUND           FUND
                         -------------   ---------------  --------------  ------------
Net asset value,
 beginning of period ...   $  21.46         $   8.91         $  1.00        $  10.00
                           --------         --------         -------        --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income ..       0.06              0.4          0.0246            0.31
Net realized and
 unrealized gain (loss)
 on investment
 transactions ..........       3.36             0.29            0.00           (0.05)
                           --------         --------         -------        --------
 Total from investment
  operations ...........       3.42             0.69          0.0246            0.26
                           --------         --------         -------        --------
LESS DISTRIBUTIONS:
Dividend from net
 investment income .....       0.00             0.00         (0.0246)           0.00
Distribution from
 capital gains .........       0.00             0.00            0.00            0.00
                           --------         --------         -------        --------
 Total distributions ...       0.00             0.00         (0.0246)           0.00
                           --------         --------         -------        --------
Net asset value, end of
 period ................   $  24.88         $   9.60         $  1.00        $  10.26
                           ========         ========         =======        ========
 Total return ..........      15.94%            7.74%           2.48%           2.60%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in thousands)..   $123,798         $ 51,092         $38,637        $ 37,330
                           --------         --------         -------        --------
Ratio of expenses to
 average net assets.....       0.76%(a)         0.80%(a)        0.71%(a)        0.74%(a)
                           --------         --------         -------        --------
Ratio of net investment
 income to average net
 assets ................       0.48%(a)         8.98%(a)        4.98%(a)        6.22%(a)
                           --------         --------         -------        --------
Portfolio Turnover Rate
 .......................       89.3%            64.0%            --            137.6%
                           --------         --------         -------        --------
Average commission rate
 paid (b) ..............   $ 0.0776              --          $   --              --
                           --------         --------         -------        --------
                                                              SMALL
                         VALUE EQUITY     INTERNATIONAL   CAPITALIZATION    FLEXIBLY
                             FUND          EQUITY FUND         FUND       MANAGED FUND
                         -------------   ---------------  --------------  ------------
Net asset value,
 beginning of period ...   $  19.32         $  15.61         $ 12.53        $  18.74
                           --------         --------         -------        --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income ..       0.14              0.1               0            0.29
                           --------         --------         -------        --------
Net realized and
 unrealized gain (loss)
 on investment
 transactions ..........       2.50             1.80            1.93            1.30
                           --------         --------         -------        --------
 Total from investment
  operations ...........       2.64             1.90            1.93            1.59
                           --------         --------         -------        --------
Less distributions:
Dividend from net
 investment income .....       0.00             0.00            0.00            0.00
Distribution from
 capital gains .........       0.00             0.00            0.00            0.00
                           --------         --------         -------        --------
 Total distributions ...       0.00             0.00            0.00            0.00
                           --------         --------         -------        --------
Net asset value, end of
 period ................   $  21.96         $  17.51         $ 14.46        $  20.33
                           ========         ========         =======        ========
Total return ...........      13.66%           12.17%          15.40%           8.48%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in thousands)..   $259,761         $127,946         $27,626        $469,395
                           --------         --------         -------        --------
Ratio of expenses to
 average net assets.....       0.76%(a)         1.14%(a)        0.86%(a)        0.76%(a)
                           --------         --------         -------        --------
Ratio of net investment
 income to average net
 assets ................       1.44%(a)         1.20%(a)        0.74%(a)        3.08%(a)
                           --------         --------         -------        --------
Portfolio Turnover Rate
 .......................        4.7%            19.3%           54.6%           17.3%
                           --------         --------         -------        --------
Average commission rate
 paid (b)...............     0.0598           0.0490          0.0556          0.0436
                           --------         --------         -------        --------

---------------------
(a) Annualized.
(b) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS: THE EMERGING GROWTH FUND

The table below sets forth financial data for a share outstanding throughout the period

                                                             PERIOD ENDED
                                                          SEPTEMBER 30, 1997*
                                                              (UNAUDITED)
                                                          -------------------
Net asset value, beginning of period ....................       $ 10.00
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ............................          0.00
Net realized and unrealized gain on investments and
 foreign currency related transactions ..................          5.55
                                                                -------
 Total from investment operations .......................          5.55
                                                                -------
LESS DISTRIBUTIONS:
Dividend from net investment income .....................           --
Distribution in excess of net investment income .........           --
Distribution from capital gains .........................           --
Distribution from capital ...............................           --
                                                                -------
 Total distributions ....................................           --
Net asset value, end of period ..........................       $ 15.55
                                                                =======
 Total return ...........................................         55.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $14,547
                                                                -------
Ratio of expenses to average net assets                            1.15 %(a)(b)
                                                                -------
Ratio of net investment income to average net assets ....         (0.61)%(a)(b)
                                                                -------
Portfolio turnover rate .................................         139.0 %(a)
                                                                -------
Average commission rate paid (c) ........................       $0.0541
                                                                -------

---------------------
(a) Annualized.
(b) Had fees not been waived by the investment advisor and administrator of the Fund, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.37% annualized and (0.83)% annualized, respectively, for the period ended September 30, 1997.
(c) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC beginning after September 1, 1995.
 *For the period from May 1, 1997 (commencement of operations) to September 30, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
600 DRESHER ROAD, HORSHAM, PA 19044
--------------------------------------------------------------------------------
SUPPLEMENT DATED NOVEMBER 21, 1997
TO THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  The Statement of Additional Information dated May 1, 1997 is hereby amended and supplemented by the following. The unaudited financial statements of the Growth Equity, Value Equity, Small Capitalization, Emerging Growth, Flexibly Managed, International, Quality Bond, High Yield Bond and Money Market Funds for the periods ended June 30, 1997 included in the Semi-Annual reports to variable insurance contract owners that invest in Penn Mutual Variable Annuity Account III and Penn Mutual Variable Life Account I of The Penn Mutual Life Insurance Company and PIA Variable Annuity Account I of The Penn Insurance and Annuity Company are hereby incorporated herein by reference. A copy of the applicable Semi-Annual Report must accompany this Statement of Additional Information. The unaudited financial statements of the Emerging Growth Fund for the period May 1, 1997 (commencement of operations) through September 30, 1997 are included herein.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1997

                                                PERCENTAGE OF  NUMBER
                                                  PORTFOLIO   OF SHARES  VALUE
                                                ------------- --------- --------
COMMON STOCK..................................      98.6%
ADVERTISING ..................................       0.4%
 Universal Outdoor Holdings, Inc..............                  1,400   $ 52,150
                                                                        --------
AGRICULTURAL OPERATIONS ......................       1.0%
 Scheid Vineyards, Inc.                                        12,900    141,900
                                                                        --------
AUDIO/ VIDEO PRODUCTS ........................       0.6%
 Gemstar International Group Ltd..............                  3,600     90,450
                                                                        --------
BANK AND TRUST ...............................       0.3%
 Redwood Trust, Inc.                                            1,600     48,300
                                                                        --------
BANKING ......................................       0.4%
 MBNA Corp.                                                     1,500     60,750
                                                                        --------
BROADCASTING .................................       0.8%
 Emmis Broadcasting Corp......................                  1,700     80,963
 VDI Media....................................                  3,000     38,625
                                                                        --------
                                                                         119,588
                                                                        --------
BUILDING MAINTANCE & SERVICES ................       0.5%
 Fairfield Communications Corp................                  1,900     71,369
                                                                        --------
BUSINESS DATA PROCESSING .....................       0.1%
 Sybase, Inc..................................                  1,000     18,031
                                                                        --------
BUSINESS SERVICES ............................       4.1%
 Accustaff, Inc...............................                  4,000    126,000
 Caribiner International, Inc.................                  1,000     40,750
 Corporatefamily Solutions, Inc...............                  2,500     41,250
 Hall Kinion & Associates, Inc................                  4,900    103,513
 Romac International, Inc.....................                  4,800    209,100
 Sotheby Holdings, Inc........................                  3,100     62,969
                                                                        --------
                                                                         583,582
                                                                        --------
CABLE OPERATORS ..............................       0.8%
 Univision Communications, Inc................                  2,000    108,500
                                                                        --------
CARE FACILITY ................................       0.5%
 Sunrise Assisted Living......................                  1,900     68,519
                                                                        --------
COMMERCIAL SERVICES ..........................       2.3%
 Bridgestreet Accomodations...................                 18,900   $217,350
 Memberworks, Inc.............................                  1,900     42,334
 The Profit Recovery Group International,
  Inc.........................................                  4,500     81,844
                                                                        --------
                                                                         341,528
                                                                        --------
COMMUNICATIONS ...............................       1.1%
 Ciena Corp...................................                  1,000     49,531
 Spectrian Corp...............................                  1,700    108,694
                                                                        --------
                                                                         158,225
                                                                        --------
COMPUTERS ....................................       3.9%
 Box Hill Systems Corp........................                  5,700     99,750
 Great Plains Software, Inc...................                    400     11,150
 Individual, Inc..............................                  2,000     12,031
 Information Management Associates, Inc.......                  3,800     47,025
 Intelligroup, Inc............................                 12,500    267,969
 New Horizons Worldwide,......................                  1,000     12,875
 Peerless Systems Corp........................                  1,800     25,088
 Radiant Systems, Inc.........................                  4,100     86,100
                                                                        --------
                                                                         561,988
                                                                        --------

                                               PERCENTAGE OF  NUMBER
                                                 PORTFOLIO   OF SHARES   VALUE
                                               ------------- --------- ---------
COMPUTER SERVICES & SOFTWARE ................      18.5%
 Advantage Learning Systems, Inc.............                  3,200      80,800
 Applix, Inc.................................                  1,200      10,800
 Arbor Software Corp.........................                  1,300      60,206
 Aris Corp...................................                  4,000      85,000
 ASI Solutions, Inc..........................                  4,200      39,375
 Aspect Development, Inc.....................                  4,000     164,250
 Check Point Software Technologies Ltd.......                  2,900      90,081
 Ciber, Inc..................................                    400      18,900
 Computer Learning Centers, Inc..............                  1,800      70,200
 Compuware Corp..............................                  2,000     120,750
 Crystal Systems Solutions...................                  1,200      32,400
 Cybermedia, Inc.............................                  1,000      26,719
 Datastream Systems, Inc.....................                  2,200      82,294
 E*trade Group, Inc..........................                  4,600     215,913
 Ecsoft Group PLC (ADR)......................                 13,400     230,313
 Egghead, Inc................................                 10,000      90,313
 Information Management Resources............                  1,500      42,188
 Intersolv, Inc..............................                  4,000      61,875
 J. D. Edwards & Co..........................                  3,800     127,775
 JDA Software Group, Inc.....................                    800      29,150
 Keane, Inc..................................                  2,800      88,900
 Legato Systems, Inc.........................                  1,300      46,069
 Mastech Corp................................                  1,100      37,675
 Medic Computer Systems......................                  1,000      34,188
 Metro Information Services, Inc.............                  1,400      30,013
 Mindspring Enterprises, Inc.................                  1,200      25,725
 Neomedia Technonogies, Inc..................                  2,500      25,625
 Network Solutions, Inc......................                    700      15,050
 New Era of Networks.........................                  5,200      72,150
 Pervasive Software, Inc.....................                  8,200      93,275
 Platinum Technology, Inc....................                  1,000      21,594
 Rational Software Corp......................                  1,000      15,969
 Saville Systems Ireland PLC (ADR)...........                  1,000      70,438
 Simulated Sciences, Inc.....................                  1,700      33,628
 Smallworldwide PLC (ADR)....................                  3,600      76,500
 The Vantive Corp............................                  3,300      79,406
 Transactions Systems Architects, Inc........                  3,200     130,000
 TSI International Software Ltd..............                  1,600      21,350
 Viasoft, Inc................................                    800      39,600
 Vocaltec Communications Ltd.................                  1,000      24,000
                                                                       ---------
                                                                       2,660,457
                                                                       ---------
CONSTRUCTION ................................       0.8%
 Hospitality Worldwide Services..............                  9,200     120,750
CONSULTING SERVICES .........................       1.9%
 Hagler Bailly, Inc..........................                  2,700      69,188
 Maximus, Inc................................                  6,900     199,669
                                                                       ---------
                                                                         268,857
                                                                       ---------
DATA PROCESSING .............................       0.3%
 American Management Systems, Inc............                  2,000      38,125
DISTRIBUTION SERVICES .......................       0.7%
 Intelligent Electronics, Inc................                  4,200      21,263
 Microage, Inc...............................                  2,800      81,200
                                                                       ---------
                                                                         102,463
                                                                       ---------

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1997

                                                 PERCENTAGE OF  NUMBER
                                                   PORTFOLIO   OF SHARES  VALUE
                                                 ------------- --------- -------
DRUGS .........................................       2.5%
 Applied Analytical Industries, Inc.+..........                    300   $ 6,038
 Boron, Lepore & Associates....................                  4,900   114,231
 Jones Medical Industries, Inc.................                  2,000    63,125
 Kendle International, Inc.....................                  9,900   185,006
                                                                         -------
                                                                         368,400
                                                                         -------
EDUCATION .....................................       2.1%
 Abacus Direct Corp............................                  3,100    98,813
 Education Management Corp.....................                  1,200    31,500
 Edutrek International, Inc....................                  1,400    37,100
 Sylvan Learning Systems, Inc..................                  3,000   131,813
                                                                         -------
                                                                         299,226
                                                                         -------
ELECTRONICS ...................................       2.7%
 Cellstar Corp.................................                  5,200   242,125
 Cyberoptics Corp..............................                  1,500    50,766
 Intest Corp...................................                  5,500    92,813
                                                                         -------
                                                                         385,704
                                                                         -------
ELECTRONIC COMPONENTS .........................       4.6%
 Aavid Thermal Technologies....................                    500   $14,875
 Alpha Industries, Inc.........................                  2,100    38,850
 Etec Systems, Inc.............................                  1,000    56,875
 Flextronics International Ltd.................                  2,000    95,125
 KLA-Tencor Corp...............................                  1,700   114,803
 Novellus System, Inc..........................                  1,000   125,875
 Qlogic Corp...................................                  1,000    41,813
 Semtech Corp..................................                  2,400   165,900
                                                                         -------
                                                                         654,116
                                                                         -------
ELECTRONICS-DEFENSE ...........................       0.1%
 Nichols Research Corp.........................                    400     9,850
ELECTRICAL EQUIPMENT ..........................       0.3%
 Intergrated Process Equipment Corp............                  1,000    36,813
ELECTRONICS-SEMICONDUCTORS ....................       1.0%
 Photronics, Inc...............................                  2,400   145,275
FINANCIAL SERVICES.............................       2.8%
 Comdicso, Inc. ...............................                  1,000    32,563
 Financial Federal Corp........................                  7,650   135,788
 Resource Bancshares Mortgage Group............                  2,800    36,488
 Sirrom Capital Corp...........................                  2,200   114,538
 The Money Store Inc...........................                  2,900    82,288
                                                                         -------
                                                                         401,665
                                                                         -------
HEALTHCARE ....................................       4.0%
 Castle Dental Centers, Inc....................                  7,700   106,838
 McKesson Corp.................................                    800    81,550
 Renal Care Group, Inc.........................                  1,200    43,050
 Resmed, Inc...................................                    500    12,875
 Steiner Leisure Ltd...........................                  1,000    37,000
 Vision Twenty-One, Inc........................                 11,200   153,300
 Vista Medical Technologies, Inc...............                  9,800   145,163
                                                                         -------
                                                                         579,776
                                                                         -------
HELP SUPPORT SERVICES .........................       0.2%
 SCB Computer Technology                                         1,500    31,875
HOTELS ........................................       3.9%
 Execustay Corp................................                  9,400   110,450

                                                 PERCENTAGE OF  NUMBER
                                                   PORTFOLIO   OF SHARES  VALUE
                                                 ------------- --------- -------
 Four Seasons Hotels, Inc......................                  1,500    61,500
 Intrawest Corp................................                  2,000    37,125
 Pegusus Systems, Inc..........................                  1,800    32,681
 Signature Resorts, Inc........................                  1,000    47,438
 Suburban Lodges of America....................                  1,300    34,206
 Trendwest Resorts, Inc........................                  9,800   230,300
                                                                         -------
                                                                         553,700
                                                                         -------
HUMAN RESOURCES ...............................       2.7%
 Lamalie Associates, Inc.......................                    600   $12,825
 RCM Technologies..............................                  6,600   106,219
 Staffmark, Inc................................                  6,800   260,950
                                                                         -------
                                                                         379,994
                                                                         -------
INSURANCE .....................................       2.1%
 Arm Financial Group, Inc......................                  2,700    64,294
 Liberty Financial Co..........................                  1,900    99,750
 Southern Pacific Funding......................                  3,400    47,813
 Sunamerica, Inc...............................                  2,250    88,172
                                                                         -------
                                                                         300,029
                                                                         -------
INVESTMENT ....................................       0.9%
 T. Rowe Price Associates, Inc.................                  2,000   134,250
MANUFACTURING..................................       1.0%
 CN Biosciences, Inc...........................                    400     9,350
 General Scanning, Inc.........................                  1,000    34,813
 Topro, Inc....................................                  1,000     5,734
 Trikon Technologies, Inc......................                    900     7,734
 Wesley Jessen Visioncare......................                  3,000    85,875
                                                                         -------
                                                                         143,506
                                                                         -------
MEDICAL .......................................       3.7%
 Bioreliance Corp..............................                  5,300   139,788
 Coventry Corp.................................                  5,200    85,638
 Cytyc Corp....................................                  2,200    54,863
 Ocular Sciences, Inc..........................                  7,800   179,400
 Seamed Corp...................................                  1,200    22,200
 Spine-Tech, Inc...............................                  1,000    37,688
                                                                         -------
                                                                         519,577
                                                                         -------
MEDICAL SERVICES...............................       1.4%
 Covance, Inc. ................................                    900    19,463
 Lincare Holdings, Inc.........................                  1,600    80,550
 Medical Manager Corp..........................                  1,100    23,066
 Universal Health Services, Inc.-- B...........                  1,700    73,525
                                                                         -------
                                                                         196,604
                                                                         -------
MEDICAL INFORMATION SYSTEMS ...................       0.8%
 HBO & Co......................................                  3,000   113,063
                                                                         -------
OFFICE EQUIPMENT & SUPPLIES ...................       1.0%
 Granite Financial, Inc........................                 12,200   143,350
                                                                         -------
OIL & GAS .....................................       0.1%
 Cal Dive International Inc....................                    400    15,000
                                                                         -------
PERSONAL SERVICES .............................       0.4%
 Interim Services, Inc.........................                  2,000    56,250
                                                                         -------

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1997

                                                PERCENTAGE OF  NUMBER
                                                  PORTFOLIO   OF SHARES  VALUE
                                                ------------- --------- --------
PHARMACEUTICALS ..............................       1.8%
 Medicis Pharmaceutical Corp..................                  2,300   $104,794
 Paraxel International Corp...................                  2,500     97,813
 Vertex Pharmaceuticals, Inc..................                  1,600     60,450
                                                                        --------
                                                                         263,057
                                                                        --------
REAL ESTATE ..................................       2.2%
 Asset Investors Corp.........................                  1,000      4,313
 CBCommercial Real Esate Services.............                  4,800    155,400
 Lasalle Partners, Inc........................                  4,400    154,000
                                                                        --------
                                                                         313,713
                                                                        --------
RECREATIONAL .................................       1.0%
 Silverleaf Resorts, Inc......................                  6,100    139,538
RESORTS/THEME PARKS...........................       0.1%
 Vistana, Inc.................................                    100      2,175
RESTAURANTS ..................................       1.7%
 CKE Restaurants, Inc.........................                  3,500    147,000
 NPC International, Inc.......................                  2,600     32,988
 Star Buffet..................................                  4,000     63,250
                                                                        --------
                                                                         243,238
                                                                        --------
RETAIL MERCHANDISING .........................       0.3%
 Dress Barn, Inc..............................                    900     21,684
 Pacific Sunwear of California................                    600     24,638
                                                                        --------
                                                                          46,322
                                                                        --------
RETAIL STORES-DEPARTMENT .....................       2.5%
 Claire's Stores, Inc.........................                  4,900    109,638
 Coldwater Creek, Inc.........................                  1,100     31,350
 Concepts Direct, Inc.........................                  1,800     35,213
 Delia's, Inc.................................                  2,400     54,450
 Gadzooks.....................................                  2,400     50,550
 K&G Mens Ctr.................................                  1,500     29,250
 Piercing Pagoda, Inc.........................                  1,600     50,200
                                                                        --------
                                                                         360,651
                                                                        --------
SHOES ........................................       0.2%
 Vans, Inc....................................                  1,800     28,856
SEMICONDUCTORS ...............................       1.6%
 Galileo Technology Ltd.......................                    500     16,594
 Micrel, Inc..................................                  1,000     42,313
 Vitesse Semiconductor Corp...................                  3,300    163,556
                                                                        --------
                                                                         222,463
                                                                        --------
TELECOMMUNICATIONS ...........................       6.5%
 Ace*Comm Corp................................                    900     19,519
 Advanced Fibre Communication.................                  1,200     49,163
 Brightpoint, Inc.............................                  3,700    171,356
 LCC International, Inc.......................                  1,700     36,869
 Midcom Communications, Inc...................                  3,000   $ 20,625
 Natural Microsystems Corp....................                  1,700     64,388
 Nextlink Communications......................                  9,600    231,600
 P-Com, Inc...................................                  2,000     47,875
 Pairgain Tech................................                  3,800    108,181
 Premisys Communications, Inc.................                  2,000     50,938
 Tekelec......................................                  3,000    102,188
 Uniphase Corp................................                    500     39,781
                                                                        --------
                                                                         942,483
                                                                        --------

                                               PERCENTAGE OF  NUMBER
                                                 PORTFOLIO   OF SHARES    VALUE
                                               ------------- --------- -----------
TEXTILE-APPAREL ..............................       1.4%
 Novel Demim Holdings Ltd.....................                 7,400       198,875
                                                                       -----------
TOBACCO ......................................       1.3%
 800-Jr Cigar, Inc............................                 5,400       189,000
                                                                       -----------
TRANSPORTATION-MISCELLANEOUS .................       0.7%
 Travel Services International, Inc...........                 4,800        99,000
                                                                       -----------
TOTAL COMMON STOCK
 (Cost $12,214,053).............................                        14,132,926
                                                                       -----------
PREFERRED STOCK ..............................       1.4%
 Trans World Airlines.........................                 8,000       203,000
                                                                       -----------
TOTAL INVESTMENTS.............................     100.0%              $14,335,926
                                                                       ===========

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (IN 000'S) (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS:
 Investments at value ................................................ $14,336
 Cash ................................................................       0
 Interest, dividends and reclaims receivable .........................       4
 Receivable for investment securities sold ...........................   1,616
 Receivable for capital stock sold ...................................      38
 Net unrealized appreciation on forward foreign currency contracts ...     --
 Other assets ........................................................     --
                                                                       -------
  Total Assets .......................................................  15,994
                                                                       -------
LIABILITIES:
 Cash overdraft ......................................................     148
 Payable for investment securities purchased .........................   1,257
 Payable for capital stock redeemed ..................................      30
 Dividends payable ...................................................       0
 Payable to the investment advisor ...................................       7
 Payable to The Penn Mutual Life Insurance Co. .......................       0
 Net unrealized appreciation on forward foreign currency contracts ...       0
 Other liabilities ...................................................       5
                                                                       -------
  Total Liabilities ..................................................   1,447
                                                                       -------
NET ASSETS ........................................................... $14,547
                                                                       =======
Shares of $.10 par value capital stock issued and outstanding ........     935
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ............. $ 15.55
NET ASSETS CONSIST OF:
 Capital paid in ..................................................... $10,976
 Undistributed net investment income .................................     (21)
 Accumulated net realized gain (loss) on investment transactions and
  foreign exchange ...................................................   1,663
 Net unrealized appreciation (depreciation) in value of investments,
  futures contracts and foreign currency related items ...............   1,929
                                                                       -------
  TOTAL NET ASSETS ................................................... $14,547
                                                                       =======
(1) Investments at cost .............................................. $12,407

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30,
 1997
--------------------------------------------------------------------------------
(DOLLAR AMOUNTS IN THOUSANDS)

INVESTMENT INCOME:
 Dividends ............................................................ $   12
 Interest .............................................................      7
 Foreign tax withheld .................................................      0
                                                                        ------
  Total investment income .............................................     19
                                                                        ------
EXPENSES:
 Investment advisory fees .............................................     28
 Administration fees ..................................................      5
 Accounting fees ......................................................      3
 Custodian fees and expenses ..........................................      9
 Other expenses .......................................................      2
                                                                        ------
  Total expenses ......................................................     47
  Less: Expense waivers ...............................................    (7)
                                                                        ------
NET EXPENSES ..........................................................     40
                                                                        ------
Net investment income (loss) ..........................................    (21)
                                                                        ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investment transactions .........................  1,663
 Net realized foreign exchange gain ...................................      0
 Change in net unrealized appreciation of investments, futures contracts and foreign currency related items ........................  1,929
                                                                        ------
 Net realized and unrealized gain on investments ......................  3,592
                                                                        ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $3,571
                                                                        ======

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30,
1997
--------------------------------------------------------------------------------
(DOLLAR AMOUNTS IN THOUSANDS)

INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment loss................................................... $   (21)
 Net realized gain on investment transactions..........................   1,663
 Net change in unrealized appreciation of investments and foreign
  currency related items...............................................   1,929
                                                                        -------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   3,571
                                                                        -------
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets from capital share transactions ...........  10,796
                                                                        -------
NET ASSETS, END OF PERIOD ............................................. $14,547
                                                                        =======

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES

  Penn Series Funds, Inc. (Penn Series) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

  Penn Series commenced offering shares of the Emerging Growth Fund (the Fund) on May 1, 1997. Penn Series currently offers shares in a total of nine funds, and is authorized under its Articles of Incorporation to issue a separate class of shares in each of two additional funds. Each Fund would have its own investment objective and policy.

  The following is a summary of significant accounting policies followed by Penn Series in the preparation of its financial statements. The preparation of financial statements requires the use of management's estimates.

INVESTMENT VALUATION:

  EMERGING GROWTH FUND -- Portfolio securities listed on a national securities exchange are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded or, if there has been no sale on that day, at the mean between the current closing bid and asked prices. All other securities for which over-the-counter market quotations are readily available will be valued on the basis of the mean between the last current bid and asked prices. When market quotation are not readily available, or when restricted or other assets are being valued, the securities or assets will be valued at fair value as determined by The Board.

  FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange, purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

  The Fund does not isolate that portion of realized and unrealized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

  Security Transactions And Investment Income: Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes.

  Dividends To Shareholders: Dividends of investment income and realized capital gains of the Fund will be declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  Federal Income Taxes: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including realized gains, to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2 -- DERIVATIVE FINANCIAL INSTRUMENTS

OFF-BALANCE SHEET RISK

  The Fund may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts.

  The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transaction are considered.

DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN TRADING

  FUTURES CONTRACTS -- The Fund, may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Fund. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or exchange rates. Should interest or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------
2 - DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

  WRITTEN OPTIONS -- The Fund, may write covered calls. Additionally, the Fund may buy put or call options for which premiums are paid whether or not the option is exercised. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised the premium increases the cost basis of the securities purchased by the Fund. As writer of an option, the Fund may have no control over whether the underlying securities may be sold (call) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

  Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain the might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

3 -- INVESTMENT ADVISORY AND OTHER CORPORATE SERVICES

ADMINISTRATIVE AND CORPORATE SERVICES

  Under an administrative and corporate services agreement, The Penn Mutual Life Insurance Company ("Penn Mutual") serves as administrative and corporate services agent for the Fund. The Fund pays Penn Mutual, on a quarterly basis, an annual fee equal to 0.15% of each of the Fund's average daily net assets.

INVESTMENT ADVISORY SERVICES

  Under the investment advisory agreement, the following adviser manages the investments of the Fund and provide guidance on certain accounting matters:

                     ADVISER                                PENN SERIES FUND
                     -------                                ----------------
       Independence Capital Management,                   Emerging Growth Fund
        Inc.
        (A wholly owned subsidiary of Penn
        Mutual)


  The Fund pays the adviser, on a monthly basis, an annual advisory fee based on the average daily net assets, at the following rate pursuant to the investment advisory agreement: 0.80%. Independence Capital Management, Inc. currently serves as the investment adviser and RS Investment Management, Inc. acts as sub-adviser to assist in working to achieve the investment objectives of the Fund.

EXPENSES AND LIMITATIONS THEREON

  The Fund bears all expenses of its operations other than those incurred by the investment advisers under their respective investment advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. The investment adviser and Penn Mutual have each voluntarily agreed to waive fees or reimburse expenses to the extent each of the Fund's expense ratio (excluding interest, taxes, brokerage, other capitalized expenses, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitations for the Fund. The expense limitation for the Fund is 1.15%.

  Fees were paid to non-affiliated Directors of Penn Series for the five months ended September 30,1997. However, no person received compensation from Penn Series who is an officer, director, or employee of Penn Series, the investment adviser, administrator, accounting agent or any parent or subsidiary thereof.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.--EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

4 -- CAPITAL STOCK

Transactions in capital stock of the Emerging Growth Fund were as follows:

                                                            PERIOD ENDED
                                                          SEPTEMBER 30 1997
                                                       ------------------------
                                                         SHARES       AMOUNT
                                                       -----------  -----------
Shares sold...........................................     974,229  $11,516,046
Shares issued to shareholders in reinvestment of
 Net investment income................................           0            0
 Net realized gain from investment transactions.......           0            0
Shares reacquired.....................................     (38,860)    (539,673)
                                                       -----------  -----------
                                                           935,369  $10,976,373
                                                       ===========  ===========

5 -- PURCHASES AND SALES OF INVESTMENTS

                                                        EMERGING GROWTH FUND
                                                       ------------------------
                                                        PURCHASES      SALES
                                                       -----------  -----------
Long Term U.S. Govt. and Agency Obligations........... $         0  $         0
Other Long-Term Securities............................  23,355,856   13,559,145
                                                       -----------  -----------
 Totals............................................... $23,355,856  $13,559,145
                                                       ===========  ===========